SHARE CAPITAL (Schedule of Award Activity) (Details) (USD $)	0 Months Ended			12 Months Ended
	Aug. 24, 2011	Aug. 11, 2011	Aug. 09, 2011	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2012 Nonvested [Member]	Dec. 31, 2012 Warrants [Member]		Dec. 31, 2011 Warrants [Member]		Dec. 31, 2010 Warrants [Member]
Shares Under Options
Outstanding, beginning balance				2,163,857	1,404,219	1,489,176	385,000	3,002,859		2,157,002		658,706
Granted	385,000	300,000	150,000		835,000			1,384,456		1,081,871		1,759,988
Vested (including cancelled and exercised)							(230,000)
Exercised				(342,121)	(10,007)	(11,007)		(712,808)
Canceled and forfeited				(1,273,689)	(65,355)	(73,950)				(236,014)		(261,692)
Outstanding, ending balance				548,047	2,163,857	1,404,219	155,000	3,674,507		3,002,859		2,157,002
Exercisable				393,047	1,778,857	1,404,219		3,674,507		3,002,859		2,157,002
Weighted Average Exercise Price
Outstanding, beginning balance				$ 0.79	$ 1.23	$ 1.34		$ 0.16	[1]	$ 0.36	[1]	$ 2.70
Granted	$ 0.20	$ 0.00	$ 0.11		$ 0.11			$ 0.00		$ 0.00	[1]	$ 0.05
Exercised				$ 0.0	$ 0.02	$ 0.016		$ 0.41			[1]
Canceled and forfeited				$ 1.61	$ 1.74	$ 3.52				$ 1.24	[1]	$ 3.53
Outstanding, ending balance				$ 0.97	$ 0.79	$ 1.23		$ 0.13		$ 0.16	[1]	$ 0.36	[1]
Exercisable				$ 1.27	$ 0.92	$ 1.23		$ 0.13		$ 0.16	[1]	$ 0.36
Weighted Average Grant Date Fair Value
Outstanding, beginning balance							$ 0.05
Granted
Vested (including cancelled and exercised)							$ 0.05
Forfeited
Outstanding, ending balance							$ 0.05

[1]	The Weighted average exercise price is after re-pricing of the exercise price related to the convertible bond holders.